Intangible Assets, Net - Schedule of Estimated Future Amortization Expense for Intangible Assets (Details) - USD ($)	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 1,841	$ 3,682
2022	3,707	3,682
2023	3,707	3,682
2024	3,707	3,682
2025	3,707
Thereafter	119,218	119,962
Intangible assets, net	$ 135,887	$ 138,372	$ 147,967